CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable, Related Parties	$ 24,897	$ 67,992	$ 27,155
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	35,000,000	35,000,000	35,000,000
Common Stock, Shares, Issued	4,973,315	4,635,783	2,633,334
Common Stock, Shares, Outstanding	4,973,315	4,635,783	2,633,334
Other Noncurrent Assets [Member]
Due from Related Parties, Noncurrent	$ 38,270